UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
April 30, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 127.4% (86.5% of Total Investments) (4)

	Aerospace & Defense – 0.8% (0.6% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.392%	7/31/14	B+	$338,936
565	DAE Aviation Holdings, Inc., Term Loan B2	4.790%	7/31/14	B+	333,276
1,150	Transdigm, Inc., Term Loan B	3.227%	6/23/13	BB-	1,058,959

2,289	Total Aerospace & Defense				1,731,171

	Airlines – 3.3% (2.2% of Total Investments)

1,965	Delta Air Lines, Inc., Term Loan	3.739%	4/30/14	B	1,016,069
3,679	Northwest Airlines, Inc., DIP Term Loan	2.460%	12/31/10	BB-	3,410,038
4,564	United Air Lines, Inc., Term Loan B	2.456%	2/01/14	B+	2,317,724

10,208	Total Airlines				6,743,831

	Auto Components – 2.4% (1.6% of Total Investments)

4,869	Federal-Mogul Corporation, Tranche B, Term Loan, DD1	2.430%	12/29/14	BB-	2,783,723
2,485	Federal-Mogul Corporation, Tranche C, Term Loan, DD1	2.389%	12/28/15	BB-	1,420,755
1,970	Lear Corporation, Term Loan	3.205%	4/25/12	B	796,373

9,324	Total Auto Components				5,000,851

	Building Products – 5.0% (3.4% of Total Investments)

1,592	Atrium Companies, Inc., Term Loan	12.494%	5/31/12	CCC-	336,751
3,000	Building Materials Corporation of America, Term Loan, Second Lien	6.250%	9/15/14	Caa2	1,755,000
4,889	Building Materials Corporation of America, Term Loan	3.250%	2/22/14	B+	3,684,796
3,374	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	1,651,881
3,411	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	1,670,112
2,925	TFS Acquisition, Term Loan	4.720%	8/11/13	B2	1,352,813

19,191	Total Building Products				10,451,353

	Chemicals – 6.0% (4.1% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	2.001%	4/02/14	BB+	712,182
1,529	Foamex LP, Term Loan B, (5)	7.500%	2/12/13	D	440,794
1,197	Georgia Gulf Corporation, Term Loan, WI/DD	TBD	TBD	B3	774,016
958	Hercules Offshore, Inc., Term Loan	2.960%	7/11/13	BB	654,059
2,972	Hexion Specialty Chemicals, Inc., Term Loan C1, DD1	3.500%	5/05/13	B1	1,473,220
646	Hexion Specialty Chemicals, Inc., Term Loan C2, DD1	3.500%	5/05/13	B1	320,025
2,992	Huntsman International LLC, Term Loan	2.178%	4/19/14	Ba1	2,483,399
1,485	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	CCC+	796,786
1,485	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	CCC+	796,786
1,246	JohnsonDiversey, Inc., Delayed Term Loan	3.184%	12/16/10	Ba2	1,180,806
1,440	Lucite International, Term Loan B1	2.680%	7/07/13	B+	1,396,985
510	Lucite International, Term Loan B2	2.680%	7/07/13	B+	494,700
1,000	LyondellBasell Finance Company, Term Loan B2, (5), (6), DD1	7.000%	12/22/14	Caa2	320,000
705	Rockwood Specialties Group, Inc., Term Loan E	2.178%	7/30/12	BB	636,081

18,965	Total Chemicals				12,479,839

	Commercial Services & Supplies – 1.6% (1.1% of Total Investments)

26	Cenveo Corporation, Delayed Term Loan	5.727%	6/21/13	Ba2	23,419
923	Cenveo Corporation, Term Loan	5.727%	6/21/13	Ba2	820,279
945	NCO Financial Systems, Inc., Term Loan	7.017%	5/15/13	Ba3	666,207
2,188	Rental Services Corporation, Term Loan, DD1	4.506%	11/27/13	B-	1,421,915
812	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	Caa1	418,041

4,894	Total Commercial Services & Supplies				3,349,861

	Communications Equipment – 0.6% (0.4% of Total Investments)

1,926	Aspect Software, Inc., Term Loan B	4.250%	7/11/11	B1	1,261,666

	Construction Materials – 0.6% (0.4% of Total Investments)

2,000	McJunkin Red Man Holding Corporation, Term Loan	3.678%	1/31/14	B-	1,156,667

	Consumer Finance – 0.3% (0.2% of Total Investments)

1,858	Peach Holdings, Inc., Term Loan	5.105%	11/30/13	B	548,208

	Containers & Packaging – 1.3% (0.9% of Total Investments)

490	Amscan Holdings, Inc., Term Loan	3.648%	5/25/13	B1	421,400
426	Smurfit-Stone Container Corporation, Canadian Revolver	3.199%	1/28/10	D	334,763
258	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	0.000%	1/28/10	D	198,976
294	Smurfit-Stone Container Corporation, Term Loan B	2.820%	1/28/10	D	226,440
554	Smurfit-Stone Container Corporation, Term Loan C	2.820%	1/28/10	D	430,679
167	Smurfit-Stone Container Corporation, Tranche C1	2.820%	1/28/10	D	130,213
1,288	Smurfit-Stone Container Corporation, US Revolver	2.724%	1/28/10	D	1,011,186

3,477	Total Containers & Packaging				2,753,657

	Diversified Consumer Services – 1.8% (1.2% of Total Investments)

1,920	Cengage Learning Acquisitions, Inc., Term Loan	2.930%	7/05/14	B+	1,425,307
257	Laureate Education, Inc., Delayed Term Loan	4.342%	8/17/14	B1	190,528
1,716	Laureate Education, Inc., Term Loan B	4.342%	8/17/14	B1	1,273,128
880	West Corporation, Term Loan	2.703%	10/24/13	BB-	744,717

4,773	Total Diversified Consumer Services				3,633,680

	Diversified Financial Services – 0.5% (0.4% of Total Investments)

1,796	Fox Acquisition Sub LLC, Term Loan B	7.250%	7/14/15	B	1,104,433

	Diversified Telecommunication Services – 5.0% (3.4% of Total Investments)

582	Intelsat, Tranche B, Term Loan A	2.989%	1/03/14	BB-	532,918
582	Intelsat, Tranche B, Term Loan B	2.989%	1/03/14	BB-	532,756
582	Intelsat, Tranche B, Term Loan C	2.989%	1/03/14	BB-	532,756
1,926	Intelsat, Tranche B, Term Loan	2.989%	7/01/13	BB-	1,775,426
2,000	Intelsat, Unsecured Term Loan	2.978%	2/01/14	BB-	1,586,000
4,533	Level 3 Financing, Inc., Term Loan	3.195%	3/13/14	B+	3,651,600
1,910	MetroPCS Wireless, Inc., Term Loan	3.168%	11/03/13	Ba2	1,788,863

12,115	Total Diversified Telecommunication Services				10,400,319

	Electric Utilities – 2.9% (2.0% of Total Investments)

806	Calpine Corporation, DIP Revolver, (7)	2.577%	3/31/14	B+	468,518
3,408	Calpine Corporation, DIP Term Loan	4.095%	3/29/14	B+	2,914,647
1,945	TXU Corporation, Term Loan B2	3.969%	10/10/14	B+	1,321,555
1,970	TXU Corporation, Term Loan B3	3.969%	10/10/14	B+	1,335,794

8,129	Total Electric Utilities				6,040,514

	Electrical Equipment – 1.0% (0.7% of Total Investments)

2,901	Allison Transmission Holdings, Inc., Term Loan	3.219%	8/07/14	B	2,094,109

	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)

1,945	Sensata Technologies B.V., Term Loan	2.803%	4/27/13	B	1,376,088

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

953	PGS Finance, Inc., Term Loan	2.970%	6/29/15	Ba2	831,783
750	SemGroup, L.P., Term Loan B2, WI/DD	TBD	TBD	Caa3	317,500

1,703	Total Energy Equipment & Services				1,149,283

	Food Products – 1.6% (1.1% of Total Investments)

366	Dole Food Company, Inc., Deposit-Funded Commitment	7.979%	4/12/13	Ba3	349,918
641	Dole Food Company, Inc., Term Loan B	7.965%	4/12/13	Ba3	613,270
2,388	Dole Food Company, Inc., Term Loan C	7.974%	4/12/13	Ba3	2,285,097

3,395	Total Food Products				3,248,285

	Health Care Equipment & Supplies – 1.0% (0.7% of Total Investments)

1,412	Symbion, Inc., Term Loan A	3.678%	8/01/13	Ba3	1,003,929
1,412	Symbion, Inc., Term Loan B	3.678%	8/01/14	Ba3	1,003,929

2,824	Total Health Care Equipment & Supplies				2,007,858

	Health Care Providers & Services – 10.0% (6.8% of Total Investments)

1,711	HCA, Inc., Term Loan A	3.220%	11/18/12	BB	1,552,558
3,686	HCA, Inc., Term Loan, DD1	3.470%	11/18/13	BB	3,335,893
4,645	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	4,041,428
1,477	HealthSouth Corporation, Term Loan	2.959%	3/10/13	BB-	1,340,140
1,266	IASIS Healthcare LLC, Delayed Term Loan	2.428%	3/14/14	Ba2	1,127,346
340	IASIS Healthcare LLC, Letter of Credit	0.335%	3/14/14	Ba2	302,897
2,008	IASIS Healthcare LLC, PIK Term Loan	6.289%	6/15/14	CCC+	1,077,362
3,658	IASIS Healthcare LLC, Term Loan	2.428%	3/14/14	Ba2	3,257,813
519	LifePoint Hospitals, Inc.,Term Loan B	2.885%	4/15/12	Ba1	492,909
4,432	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.678%	9/23/11	Ba3	4,189,625

23,742	Total Health Care Providers & Services				20,717,971

	Health Care Technology – 0.8% (0.5% of Total Investments)

1,833	Emdeon Business Services LLC, Term Loan	2.848%	11/18/13	BB-	1,677,328

	Hotels, Restaurants & Leisure – 12.7% (8.6% of Total Investments)

3,882	24 Hour Fitness Worldwide, Inc., Term Loan B	3.311%	6/08/12	Ba3	2,562,405
367	CBRL Group, Inc., Term Loan B2	2.010%	4/28/13	BB-	325,281
1,566	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	B+	1,033,333
2,891	Cedar Fair LP, Term Loan	2.428%	8/30/12	BB-	2,633,334
333	Fontainebleau Las Vegas LLC, Delayed Term Loan	3.685%	6/06/14	CCC	55,000
1,667	Fontainebleau Las Vegas LLC, Term Loan, DD1	4.527%	6/06/14	CCC	275,000
471	Isle of Capri Casinos, Inc., Delayed Term Loan A, DD1	2.970%	11/25/13	B+	381,424
535	Isle of Capri Casinos, Inc., Delayed Term Loan B, DD1	2.178%	11/25/13	B+	433,705
1,339	Isle of Capri Casinos, Inc., Delayed Term Loan, DD1	2.970%	11/25/13	B+	1,084,264
2,955	Orbitz Worldwide, Inc., Term Loan	3.970%	7/25/14	BB-	1,088,425
4,721	Shingle Springs Tribal Gaming Authority, Term Loan, (7)	10.409%	12/17/13	B	4,101,189
1,965	Travelport LLC, Delayed Term Loan	2.678%	8/23/13	Ba2	1,346,025
714	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	481,601
3,557	Travelport LLC, Term Loan	2.965%	8/23/13	Ba2	2,400,195
1,985	Venetian Casino Resort LLC, Delayed Term Loan	2.180%	5/23/14	B-	1,209,948
7,860	Venetian Casino Resort LLC, Term Loan	2.180%	5/23/14	B-	4,791,030
3,254	Wintergames Holdings, Term Loan A	7.930%	12/22/13	N/R	2,196,366

40,062	Total Hotels, Restaurants & Leisure				26,398,525

	Household Products – 1.0% (0.7% of Total Investments)

2,252	Prestige Brands, Inc., Term Loan B	2.678%	4/06/11	BB-	2,173,241

	Insurance – 1.2% (0.8% of Total Investments)

681	Affirmative Insurance Holdings, Inc., Term Loan	9.000%	1/31/14	B-	248,705
5,304	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	2,227,797

5,985	Total Insurance				2,476,502

	Internet Software & Services – 1.2% (0.8% of Total Investments)

772	Open Solutions, Inc., Term Loan B, WI/DD	TBD	TBD	BB-	424,665
3,887	Sabre, Inc., Term Loan	3.068%	9/30/14	B1	2,164,216

4,659	Total Internet Software & Services				2,588,881

	IT Services – 2.1% (1.4% of Total Investments)

958	Attachmate Corporation, Term Loan	3.678%	4/13/13	BB-	761,305
443	First Data Corporation, Term Loan B2	3.189%	9/24/14	Ba3	324,566
1,067	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.180%	7/28/12	B+	480,851
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.678%	3/02/14	CCC+	414,833
641	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.180%	7/28/12	B+	461,314
2,093	SunGard Data Systems, Inc., Term Loan B	2.670%	2/28/14	BB	1,888,938

6,469	Total IT Services				4,331,807

	Leisure Equipment & Products – 1.9% (1.3% of Total Investments)

6,283	Bombardier Recreational Products, Inc., Term Loan	3.950%	6/28/13	Caa1	3,204,485
3,000	Wimar OpCo LLC, Term Loan, (6)	6.500%	1/03/12	N/R	832,500

9,283	Total Leisure Equipment & Products				4,036,985

	Machinery – 3.1% (2.1% of Total Investments)

2,993	Manitowoc Company, Term Loan	6.500%	11/06/14	BB+	2,298,240
578	Navistar International Corporation, Synthetic Letter of Credit	3.678%	1/19/12	Ba3	472,746
1,589	Navistar International Corporation, Term Loan	3.678%	1/19/12	Ba3	1,300,051
1,695	Oshkosh Truck Corporation, Term Loan	7.243%	12/06/13	B+	1,399,117
276	Rexnord Corporation, Incremental Term Loan	2.438%	7/19/13	BB-	218,151
934	Rexnord Corporation, Term Loan	3.362%	7/19/13	BB-	744,037

8,065	Total Machinery				6,432,342

	Media – 23.4% (15.9% of Total Investments)

983	CanWest Mediaworks LP, Term Loan	3.256%	7/10/15	B3	388,088
4,890	Cequel Communications LLC, Term Loan B	2.477%	11/05/13	BB-	4,444,999
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	B1	2,004,000
7,698	Charter Communications Operating Holdings LLC, Term Loan	4.464%	3/06/14	B1	6,514,012
910	Cumulus Media, Inc., Term Loan	2.210%	6/11/14	B	463,926
2,928	HIT Entertainment, Inc., Term Loan B	3.490%	3/20/12	B1	1,595,834
2,000	HIT Entertainment, Inc., Term Loan	6.740%	2/26/13	Caa1	550,000
4,757	Idearc, Inc., Term Loan	4.250%	11/17/14	Caa3	1,871,669
5,850	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.678%	4/08/12	N/R	2,868,780
5,902	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	3.678%	4/08/12	N/R	2,894,545
4,758	Neilsen Finance LLC, Term Loan	2.469%	8/09/13	Ba3	4,046,394
3,029	NextMedia Operating, Inc., Term Loan, Second Lien	11.250%	11/15/13	CC	537,609
3,049	Philadelphia Newspapers, Term Loan A, (5), (6)	16.500%	6/29/12	N/R	228,671
2,012	Readers Digest Association, Inc., Term Loan, DD1	3.287%	3/02/14	CCC	689,225
3,759	SFX Entertainment, Inc., Term Loan	4.136%	6/20/13	Ba3	3,194,983
1,000	Spanish Broadcasting System, Inc., Term Loan B, WI/DD	TBD	TBD	CCC+	367,500
9,807	Tribune Company, Term Loan B, (5), (6)	5.250%	6/04/14	Ca	2,877,873
1,365	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	398,677
13,000	Univision Communications, Inc., Term Loan	2.678%	9/29/14	B2	7,998,255
2,735	WMG Acquisition Corporation, Term Loan	2.804%	2/28/11	BB	2,530,804
4,025	Yell Group PLC, Term Loan	3.428%	10/27/12	B+	2,077,188

87,457	Total Media				48,543,032

	Metals & Mining – 1.7% (1.2% of Total Investments)

502	Aleris International, Inc., DIP Term Loan, (6), (7)	5.200%	2/12/10	N/R	322,218
1,166	Amsted Industries, Inc., Delayed Term Loan	3.243%	4/06/13	BB	1,067,248
1,606	Amsted Industries, Inc., Term Loan	3.151%	4/06/13	BB	1,469,557
945	John Maneely Company, Term Loan	4.110%	12/08/13	B+	686,018

4,219	Total Metals & Mining				3,545,041

	Oil, Gas & Consumable Fuels – 6.8% (4.6% of Total Investments)

2,278	Alon Refining Krotz Springs, Inc., Term Loan	10.750%	7/03/14	B+	1,651,415
113	Alon USA Energy, Inc., Edgington Facility	3.421%	6/22/13	BB	52,215
903	Alon USA Energy, Inc., Paramount Facility	2.857%	6/22/13	BB	417,723
278	Big West Oil LLC, Delayed Term Loan, WI/DD	TBD	TBD	Ca	225,570
222	Big West Oil LLC, Term Loan, WI/DD	TBD	TBD	Ca	179,430
575	Calumet Lubricants Company LP, Credit Linked Deposit	5.016%	1/03/15	B1	379,310
4,300	Calumet Lubricants Company LP, Term Loan	5.234%	1/03/15	B1	2,838,172
2,977	CCS Income Trust, Term Loan	3.428%	11/14/14	BB-	1,563,128
134	Coffeyville Resources LLC, Credit Linked Deposit	8.750%	12/28/10	BB-	108,220
432	Coffeyville Resources LLC, Tranche D, Term Loan	8.750%	12/28/13	BB-	347,682
2,563	Quicksilver Resource, Inc., Term Loan	6.750%	8/08/13	B2	2,242,764
567	RAM Energy Resources, Inc., Term Loan	8.000%	11/29/12	N/R	396,853
4,675	Western Refining, Inc., Term Loan	8.250%	5/30/14	BB-	3,751,701

20,017	Total Oil, Gas & Consumable Fuels				14,154,183

	Paper & Forest Products – 0.9% (0.6% of Total Investments)

3,940	Wilton Products, Term Loan	3.698%	11/16/14	B+	1,871,500

	Pharmaceuticals – 0.2% (0.1% of Total Investments)

1,000	Graceway Pharmaceuticals Inc, Term Loan, WI/DD	TBD	TBD	BB	313,600

	Real Estate Management & Development – 5.3% (3.6% of Total Investments)

4,563	Capital Automotive LP, Term Loan	2.260%	12/15/10	Ba1	3,000,094
8,800	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	4,699,200
4,913	Realogy Corporation, Delayed Term Loan	4.159%	10/10/13	Caa1	3,202,018

18,276	Total Real Estate Management & Development				10,901,312

	Road & Rail – 4.7% (3.2% of Total Investments)

444	Hertz Corporation, Letter of Credit	2.977%	12/21/12	Ba1	360,667
2,433	Hertz Corporation, Term Loan	2.215%	12/21/12	Ba1	1,974,741
12,148	Swift Transportation Company, Inc., Term Loan	3.813%	5/10/14	B-	7,463,189

15,025	Total Road & Rail				9,798,597

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

1,506	Freescale Semiconductor, Inc., Term Loan	2.259%	12/01/13	B2	886,957

	Software – 3.6% (2.4% of Total Investments)

4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.928%	10/26/13	B	1,450,000
5,860	Dealer Computer Services, Inc., Term Loan	2.428%	10/26/12	BB	4,129,117
3,436	IPC Systems, Inc., Term Loan	3.470%	5/31/14	B+	1,895,396

13,296	Total Software				7,474,513

	Specialty Retail – 6.5% (4.4% of Total Investments)

98	Blockbuster, Inc., Tranche A, Term Loan	6.050%	8/20/09	B1	89,488
1,704	Blockbuster, Inc., Tranche B, Term Loan	5.825%	8/20/11	B1	1,165,502
2,470	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.680%	5/28/13	B3	1,722,675
3,209	Michaels Stores, Inc., Term Loan	2.696%	10/31/13	B	2,231,172
4,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.697%	7/19/12	BB-	3,936,429
6,908	TRU 2005 RE Holding Co I LLC, Term Loan	3.509%	12/08/09	B3	4,369,391

19,374	Total Specialty Retail				13,514,657

	Trading Companies & Distributors – 0.8% (0.5% of Total Investments)

1,824	Ashtead Group Public Limited Company, Term Loan	2.250%	8/31/11	BB+	1,650,721

	Wireless Telecommunication Services – 2.1% (1.4% of Total Investments)

5,000	Asurion Corporation, Term Loan	3.775%	7/03/14	N/R	4,367,501

$406,997	Total Variable Rate Senior Loan Interests (cost $379,512,111)				264,386,869

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 1.4% (0.9% of Total Investments)

	Food & Staples Retailing – 0.9% (0.6% of Total Investments)

$2,747	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC+	$1,771,815

	Semiconductors & Equipment – 0.5% (0.3% of Total Investments)

2,000	Advanced Micro Devices, Inc.	5.750%	8/15/12	CCC+	1,075,000

$4,747	Total Convertible Bonds (cost $2,525,157)				2,846,815

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 12.1% (8.2% of Total Investments)

	Auto Components – 0.2% (0.2% of Total Investments)

$600	Exide Technologies	10.500%	3/15/13	B-	$453,000

	Diversified Telecommunication Services – 2.8% (1.9% of Total Investments)

6,500	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	4.266%	6/15/13	BBB-	5,915,002

	Electronic Equipment & Instruments – 0.4% (0.2% of Total Investments)

1,450	Sanmina-SCI Corporation	8.125%	3/01/16	B3	739,500

	Food & Staples Retailing – 0.4% (0.3% of Total Investments)

1,000	Duane Reade Inc., Floating Rate Note, 4.500% plus three-month LIBOR	5.516%	12/15/10	CCC+	855,000

	Health Care Equipment & Supplies – 1.8% (1.2% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	975,000
3,500	Select Medical Corporation	7.625%	2/01/15	CCC	2,677,500

5,000	Total Health Care Equipment & Supplies				3,652,500

	Health Care Providers & Services – 0.8% (0.5% of Total Investments)

1,000	LifeCare Holdings Inc.	9.250%	8/15/13	CCC-	445,000
2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus three-month LIBOR	7.315%	9/15/15	CCC	1,135,000

3,000	Total Health Care Providers & Services				1,580,000

	Hotels, Restaurants & Leisure – 0.8% (0.5% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority, 144A	12.000%	10/15/15	B-	1,580,000

	Household Durables – 0.2% (0.1% of Total Investments)

600	Sealy Mattress Company	8.250%	6/15/14	CCC+	402,000

	Internet Software & Services – 0.1% (0.1% of Total Investments)

1,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	185,000

	Leisure Equipment & Products – 0.9% (0.6% of Total Investments)

2,000	Remington Arms Company	10.500%	2/01/11	B3	1,890,000

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

1,000	SemGroup LP, 144A, (5), (8)	8.750%	11/15/15	N/R	37,500

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC., Series B	9.125%	8/01/14	B-	930,000

	Pharmaceuticals – 0.4% (0.3% of Total Investments)

1,000	Elan Financing Corporation PLC, Floating Rate Note, 4.500% plus three-month LIBOR	5.016%	11/15/11	B	865,000

	Real Estate Investment Trust – 0.8% (0.6% of Total Investments)

3,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	3.440%	12/01/11	B	1,725,000

	Semiconductors & Equipment – 1.4% (1.0% of Total Investments)

1,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	6.516%	6/01/13	BB-	840,000
2,970	NXP BV, 144A	10.000%	7/15/13	N/R	2,093,850

3,970	Total Semiconductors & Equipment				2,933,850

	Software – 0.4% (0.2% of Total Investments)

1,000	Telcorida Technologies, Floating Rate Note, 3.750% plus three-month LIBOR, 144A	4.766%	7/15/12	B	740,000

	Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

2,000	Penhall International Corporation, 144A	12.000%	8/01/14	CCC+	720,000

$39,120	Total Corporate Bonds (cost $32,252,195)				25,203,350

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 6.4% (4.3% of Total Investments)

$13,278	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09,	0.080%	5/01/09	$13,278,033
	repurchase price $13,278,063, collateralized by $12,505,000 U.S. Treasury
	Notes, 3.500%, due 5/31/13, value $13,544,166

	Total Short-Term Investments (cost $13,278,033)			13,278,033

	Total Investments (cost $427,567,496) – 147.3%			305,715,067

	Borrowings – (18.0)% (9)			(37,350,000)

	Other Assets Less Liabilities – (0.4)%			(788,949)

	Preferred Shares, at Liquidation Value – (28.9)% (9)			(60,000,000)

	Net Assets Applicable to Common Shares – 100%			$207,576,118

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
       Level 1 - Quoted prices in active markets for identical securities.
       Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
       Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$13,278,033	$292,437,034	$—	$305,715,067

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2009, the cost of investments was $427,654,635.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$5,414,740
Depreciation	(127,354,308)

Net unrealized appreciation (depreciation) of investments	$(121,939,568)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(6)	At or subsequent to April 30, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at April 30, 2009. At April 30, 2009, the Fund had unfunded Senior Loan Commitments of $1,103,609.

(8)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(9)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 12.2% and 19.6%, respectively.

N/R	Not rated.

DD1	Portion of investment purchased on delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 29, 2009